Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus performance disclosure

The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officer (the “PEO”) and our other named executive officers (the “Other NEOs”) as presented in the Summary Compensation Table on page 17 (the “SCT Amounts”), (ii) the “compensation actually paid” to our PEO and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules (the “CAP Amounts”), (iii) certain financial performance measures, and (iv) the relationship of the CAP Amounts to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our compensation committee evaluates compensation decisions in light of company or individual performance.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (1) (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (3)	Net Income (Loss) (in thousands) (4)
2024	$7,442,663	$(888,494)	$2,897,557	$(427,631)	$15.30	$(198,709)
2023	$9,319,782	$2,193,583	$3,508,102	$1,347,956	$37.81	$(200,068)
2022	$7,846,718	$(12,526,050)	$3,319,498	$(2,837,063)	$52.48	$(157,387)

(1) Sekar Kathiresan was our PEO for each year presented. Our Other NEOs for 2024 were Andrew Bellinger, Allison Dorval and Andrew Ashe. Our Other NEOs for 2023 were Andrew Bellinger and Allison Dorval. Our Other NEOs for 2022 were Andrew Bellinger and Andrew Ashe.

(2) The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. No awards vested in the year they were granted.

Year	Summary Compensation Table Total for PEO	Minus Stock and Options Awards from Summ. Comp. Table	Plus Year-end Equity Value of Unvested Awards Granted During Year	Minus Change in Value of Unvested Awards Granted in Prior Years	Minus Change in Value of Prior Years' Awards Vested During Year	Compensation Actually Paid to PEO
2024	$7,442,663	$(6,410,372)	$2,774,089	$(2,507,253)	$(2,187,621)	$(888,494)

Year	Summary Comp. Table Total for Other NEOs	Minus Stock and Options Awards from Summ. Comp. Table	Plus Year-end Equity Value of Unvested Awards Granted During Year	Minus Change in Value of Unvested Awards Granted in Prior Years	Minus Change in Value of Prior Years' Awards Vested During Year	Minus Prior Year-end Equity Value of Forfeited Awards During Year	Compensation Actually Paid to Other NEOs
2024	$2,897,557	$(2,203,763)	$577,489	$(576,518)	$(525,259)	$(597,137)	$(427,631)

*Amounts presented for Other NEOs are averages for the entire group of Other NEOs in the respective year.

(3) Total Shareholder Return ("TSR") illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on December 31, 2021. Historical stock performance is not necessarily indicative of future stock performance.

(4) Reflects net losses in all years, as calculated in accordance with U.S. generally accepted accounting principles.

Company Selected Measure Name	net losses
Named Executive Officers, Footnote	Sekar Kathiresan was our PEO for each year presented. Our Other NEOs for 2024 were Andrew Bellinger, Allison Dorval and Andrew Ashe. Our Other NEOs for 2023 were Andrew Bellinger and Allison Dorval. Our Other NEOs for 2022 were Andrew Bellinger and Andrew Ashe.
PEO Total Compensation Amount	$ 7,442,663	$ 9,319,782	$ 7,846,718
PEO Actually Paid Compensation Amount	$ (888,494)	2,193,583	(12,526,050)
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO	Minus Stock and Options Awards from Summ. Comp. Table	Plus Year-end Equity Value of Unvested Awards Granted During Year	Minus Change in Value of Unvested Awards Granted in Prior Years	Minus Change in Value of Prior Years' Awards Vested During Year	Compensation Actually Paid to PEO
2024	$7,442,663	$(6,410,372)	$2,774,089	$(2,507,253)	$(2,187,621)	$(888,494)

Non-PEO NEO Average Total Compensation Amount	$ 2,897,557	3,508,102	3,319,498
Non-PEO NEO Average Compensation Actually Paid Amount	$ (427,631)	1,347,956	(2,837,063)
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Comp. Table Total for Other NEOs	Minus Stock and Options Awards from Summ. Comp. Table	Plus Year-end Equity Value of Unvested Awards Granted During Year	Minus Change in Value of Unvested Awards Granted in Prior Years	Minus Change in Value of Prior Years' Awards Vested During Year	Minus Prior Year-end Equity Value of Forfeited Awards During Year	Compensation Actually Paid to Other NEOs
2024	$2,897,557	$(2,203,763)	$577,489	$(576,518)	$(525,259)	$(597,137)	$(427,631)

*Amounts presented for Other NEOs are averages for the entire group of Other NEOs in the respective year.

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship between PEO and Average Other NEO Compensation Actually Paid and our Total Shareholder Return

The following chart sets forth the relationship between CAP Amounts to our PEO, the average CAP Amounts to our Other NEOs, and our TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship between PEO and Average Other NEO Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between the CAP Amounts to our PEO, the average CAP Amounts to our Other NEOs, and our net income (loss) during the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 15.3	37.81	52.48
Net Income (Loss)	$ (198,709,000)	$ (200,068,000)	$ (157,387,000)
PEO Name	Sekar Kathiresan	Sekar Kathiresan	Sekar Kathiresan
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Reflects net losses in all years, as calculated in accordance with U.S. generally accepted accounting principles.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,410,372)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,774,089
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,507,253)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,187,621)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,203,763)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	577,489
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(576,518)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(525,259)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (597,137)